UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan               St. Helena, CA
-----------------------        --------------------------        ---------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             none
                                          --------------

Form 13F Information Table Entry Total:         56
                                          --------------

Form 13F Information Table Value Total:      132,309
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 06/30/09

                                                                  MARKET      TOTAL        06/30/09                 VOTING
NAME OF ISSUER            SYMBOL         CLASS      CUSIP         VALUE       SHARES         PRICE     DISCRETION    AUTH
--------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS               ABT             com      00282410       $4,200     89,284.00        $47.04     sole        none
BANK OF AMERICA           BAC             com      06050510       $1,741    131,902.00        $13.20     sole        none
BANK OF AMER CRP          BAC E           com      06050581       $1,521    106,020.00        $14.35     sole        none
FRANKLIN RES INC          BEN             com      35461310       $1,514     21,029.00        $72.01     sole        none
BROWN-FORMAN -B           BF/B            com      11563720       $3,548     82,559.00        $42.98     sole        none
SOTHEBY'S                 BID             com      83589810       $1,003     71,108.00        $14.11     sole        none
BURLINGTON NORTH          BNI             com      12189T10         $522      7,100.00        $73.54     sole        none
BP PLC-ADR                BP              com      05562210         $414      8,692.00        $47.68     sole        none
BRE PROPERTIES            BRE             com      05564E10         $873     36,757.00        $23.76     sole        none
BERKSHIRE HATH-B          BRK/B           com      08467020         $513           177     $2,895.73     sole        none
CATERPILLAR INC           CAT             com      14912310       $1,017     30,767.00        $33.04     sole        none
CBS CORP-B                CBS             com      12485720       $1,217    175,936.00         $6.92     sole        none
CHEVRON CORP              CVX             com      16676410       $2,321     35,037.00        $66.25     sole        none
DOMINION RES/VA           D               com      25746U10       $1,670     49,978.00        $33.42     sole        none
DEERE & CO                DE              com      24419910         $370      9,266.00        $39.95     sole        none
WALT DISNEY CO            DIS             com      25468710       $2,952    126,521.00        $23.33     sole        none
CONS EDISON INC           ED              com      20911510         $202      5,400.00        $37.42     sole        none
EQUIFAX INC               EFX             com      29442910         $835     32,003.00        $26.10     sole        none
EQUITY ONE INC            EQY             com      29475210       $1,626    122,650.00        $13.26     sole        none
ENTERCOM COMM-A           ETM             com      29363910         $250    163,317.00         $1.53     sole        none
FIRSTENERGY CORP          FE              com      33793210       $1,159     29,906.00        $38.75     sole        none
FIRST LITCH FIN           FLFL            com      32072410         $229     40,094.00         $5.70     sole        none
FPL GROUP INC             FPL             com      30257110         $886     15,576.00        $56.86     sole        none
GENERAL ELECTRIC          GE              com      36960410       $3,289    280,633.00        $11.72     sole        none
GRACO INC                 GGG             com      38410910         $829     37,626.00        $22.02     sole        none
IBM                       IBM             com      45920010       $2,474     23,688.00       $104.42     sole        none
JOHNSON&JOHNSON           JNJ             com      47816010      $14,786    260,309.00        $56.80     sole        none
JPMORGAN CHASE            JPM             com      46625H10       $2,120     62,140.00        $34.11     sole        none
KRAFT FOODS INC           KFT             com      50075N10       $3,231    127,517.00        $25.34     sole        none
KIMBERLY-CLARK            KMB             com      49436810         $897     17,114.00        $52.43     sole        none
KINDER MORGAN EN          KMP             com      49455010         $517     10,120.00        $51.12     sole        none
COCA-COLA CO              KO              com      19121610       $3,058     63,726.00        $47.99     sole        none
LABORATORY CP             LH              com      50540R40       $1,714     25,284.00        $67.79     sole        none
LOWE'S COS INC            LOW             com      54866110         $459     23,622.00        $19.41     sole        none
MASCO CORP                MAS             com      57459910       $3,102    323,769.00         $9.58     sole        none
MCDONALDS CORP            MCD             com      58013510       $1,955     34,000.00        $57.49     sole        none
3M CO                     MMM             com      88579Y10       $1,127     18,749.00        $60.10     sole        none
ALTRIA GROUP INC          MO              com      02209S10       $4,106    250,548.00        $16.39     sole        none
OXFORD INDS INC           OXM             com      69149730       $3,818    327,738.00        $11.65     sole        none
PEPSICO INC               PEP             com      71344810       $6,316    114,913.00        $54.96     sole        none
PROCTER & GAMBLE          PG              com      74271810         $770     15,074.00        $51.10     sole        none
PROGRESS ENERGY           PGN             com      74326310       $1,936     51,185.00        $37.83     sole        none
PHILIP MORRIS             PM              com      71817210       $8,958    205,369.00        $43.62     sole        none
SCANA CORP                SCG             com      80589M10       $2,498     76,935.00        $32.47     sole        none
SCRIPPS NET-CL A          SNI             com      81106510         $720     25,873.00        $27.83     sole        none
STAPLES INC               SPLS            com      85503010         $644     31,917.00        $20.18     sole        none
CONSTELLATION-A           STZ             com      21036P10       $2,076    163,709.00        $12.68     sole        none
AT&T INC                  T               com      00206R10       $1,267     50,998.00        $24.84     sole        none
THOR INDUSTRIES           THO             com      88516010         $581     31,633.00        $18.37     sole        none
T ROWE PRICE GRP          TROW            com      74144T10       $1,302     31,251.00        $41.67     sole        none
VERIZON COMMUNIC          VZ              com      92343V10       $2,802     91,174.00        $30.73     sole        none
WESTAMERICA BANC          WABC            com      95709010       $9,138    184,194.00        $49.61     sole        none
WINDSTREAM CORP           WIN             com      97381W10         $656     78,478.00         $8.36     sole        none
WEINGARTEN RLTY           WRI             com      94874110         $795     54,797.00        $14.51     sole        none
WYETH                     WYE             com      98302410       $6,776    149,287.00        $45.39     sole        none
EXXON MOBIL CORP          XOM             com      30231G10       $7,008    100,239.00        $69.91     sole        none
                                                                 132,309